UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jerome S. Contro
Title:  Chief Operating Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Jerome S. Contro               San Francisco, CA                  8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:  $    1,282,375
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADEPT TECHNOLOGY INC                    COMMON STOCKS  006854202     1758   432937 SH       SOLE                  432937      0    0
ABOVENET INC                            COMMON STOCKS  00374N107     6468    91800 SH       SOLE                   91800      0    0
ACTIVE NETWORK INC                      COMMON STOCKS  00506D100     4339   246548 SH       SOLE                  246548      0    0
ADVANCED ENERGY INDUSTRIES              COMMON STOCKS  007973100     6472   437564 SH       SOLE                  437564      0    0
ANCESTRY.COM                            COMMON STOCKS  032803108    68844  1663321 SH       SOLE                 1663321      0    0
AUTHENTEC INC                           COMMON STOCKS  052660107     5353  1939600 SH       SOLE                 1939600      0    0
AVAGO TECHNOLOGIES LTD                  SHS            Y0486S104    26694   702479 SH       SOLE                  702479      0    0
BMC SOFTWARE INC                        COMMON STOCKS  055921100    29850   545700 SH       SOLE                  545700      0    0
BAIDU INC                               SPONSORED ADR  056752108    25882   184700 SH       SOLE                  184700      0    0
CALLIDUS SOFTWARE INC                   COMMON STOCKS  13123E500      897   153300 SH       SOLE                  153300      0    0
CANADIAN SOLAR INC                      COMMON STOCKS  136635109     1816   157953 SH       SOLE                  157953      0    0
CASCADE MICROTECH INC                   NASDAQ OTC     147322101     1924   336303 SH       SOLE                  336303      0    0
                                        ISSUES
CHARLES SCHWAB CORP                     COMMON STOCKS  808513105    13237   804700 SH       SOLE                  804700      0    0
CITY TELECOM H K LTD.                   SPONSORED ADR  178677209     2370   202707 SH       SOLE                  202707      0    0
COINSTAR                                COMMON STOCKS  19259P300    14034   257317 SH       SOLE                  257317      0    0
CTRIP COM INTL LTD ADR                  SPONSORED ADR  22943F100     2624    60900 SH       SOLE                   60900      0    0
CURRENCYSHARES BRITISH POUND STERLIN    BRIT PUOND STE 23129S106     2454    15400 SH       SOLE                   15400      0    0
TRUST
CURRENCYSHARES SWISS FRANC TR           SWISS FRANC SH 23129V109     3167    26900 SH       SOLE                   26900      0    0
DAQO NEW ENERGY CORP                    SPONSORED ADR  23703Q104     3506   447171 SH       SOLE                  447171      0    0
EQUINIX INC                             COMMON STOCKS  29444U502    36468   360988 SH       SOLE                  360988      0    0
EPOCRATES INC                           COMMON STOCKS  29429D103     1479    80203 SH       SOLE                   80203      0    0
EXPEDIA INC                             COMMON STOCKS  30212P105     6905   238200 SH       SOLE                  238200      0    0
EZCHIP SEMICONDUCTOR LTD                ORD            M4146y108     9339   252600 SH       SOLE                  252600      0    0
F5 NETWORKS                             COMMON STOCKS  315616102    31146   282500 SH       SOLE                  282500      0    0
FABRINET                                SHS            G3323L100     3195   131600 SH       SOLE                  131600      0    0
FIDELITY NATL INFORMATION SVCS          COMMON STOCKS  31620M106    21624   702322 SH       SOLE                  702322      0    0
FINISAR CORP                            COMMON STOCKS  31787A507    10564   585900 SH       SOLE                  585900      0    0
FORTINET INC                            COMMON STOCKS  34959E109    17832   653428 SH       SOLE                  653428      0    0
FREESCALE SEMICONDUCTOR HOLD            SHS OLD        G3727Q101     1985   107925 SH       SOLE                  107925      0    0
HISOFT TECHNOLOGY INTL LTD              SPONSORED ADR  43358R108    14638   999185 SH       SOLE                  999185      0    0
INTERNAP NETWORK                        COM PAR $.001  45885A300     4147   564205 SH       SOLE                  564205      0    0
INTERXION HOLDINGS NV                   SHS            N47279109    15427  1018940 SH       SOLE                 1018940      0    0
INTRALINKS HOLDINGS INC                 COMMON STOCKS  46118H104     8497   491751 SH       SOLE                  491751      0    0
ISHARES RUSSELL 2000 GROWTH INDEX       RUSL 2000 GROW 464287648     1821    19200 SH       SOLE                   19200      0    0
ISOFTSTONE HOLDINGS LIMITED             SPONSORED ADS  46489B108     2466   161068 SH       SOLE                  161068      0    0
JDA SOFTWARE GROUP INC                  COMMON STOCKS  46612K108     4688   151750 SH       SOLE                  151750      0    0
JINKOSOLAR HOLDING CO                   SPONSORED ADR  47759T100    18663   703734 SH       SOLE                  703734      0    0
JUNIPER NETWORKS                        COMMON STOCKS  48203R104     8136   258300 SH       SOLE                  258300      0    0
LINKEDIN CORP                           COMMON CL A    53578A108     1351    15000 SH       SOLE                   15000      0    0
MELLANOX TECHNOLOGIES LTD               SHS            M51363113     2927    98200 SH       SOLE                   98200      0    0
NETAPP INC                              COMMON STOCKS  64110D104    24643   466900 SH       SOLE                  466900      0    0
NETLOGIC MICROSYSTEMS INC               COMMON STOCKS  64118B100    14411   356521 SH       SOLE                  356521      0    0
NETQIN MOBILE INC ADR                   ADR REPR CL A  64118U108     1631   296600 SH       SOLE                  296600      0    0
OCLARO INC                              COMMON STOCKS  67555N206     1726   256900 SH       SOLE                  256900      0    0
PANDORA MEDIA INC                       COMMON STOCKS  698354107   601747 34964928 SH       SOLE                34964928      0    0
POLYPORE INTERNATIONAL INC              COMMON STOCKS  73179V103     6533    96300 SH       SOLE                   96300      0    0
POWERSHARES QQQ ETF                     UNIT SER 1     73935A104     1820    31900 SH       SOLE                   31900      0    0
PRICELINE.COM                           COMMON STOCKS  741503403    28648    55960 SH       SOLE                   55960      0    0
QLIK TECHNOLOGIES INC.                  COMMON STOCKS  74733T105    18188   534000 SH       SOLE                  534000      0    0
QUALCOMM INCORPORATED                   COMMON STOCKS  747525103    18820   331400 SH       SOLE                  331400      0    0
RDA MICROELECTRONICS                    SPONSORED ADR  749394102     6105   679048 SH       SOLE                  679048      0    0
RESPONSYS INC                           COMMON STOCKS  761248103      952    53700 SH       SOLE                   53700      0    0
RIVERBED TECHNOLOGY INC                 COMMON STOCKS  768573107    16873   426200 SH       SOLE                  426200      0    0
SAPIENT CORPORATION                     COMMON STOCKS  803062108     7816   519995 SH       SOLE                  519995      0    0
SEMILEDS CORP                           COMMON STOCKS  816645105      435    67509 SH       SOLE                   67509      0    0
SHORETEL INC                            COMMON STOCKS  825211105     6539   641123 SH       SOLE                  641123      0    0
SINA CORPORATION                        ORD            G81477104    19663   188883 SH       SOLE                  188883      0    0
SPDR S&P 500 ETF Trust                  TR UNIT        78462F103     1821    13800 SH       SOLE                   13800      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
SUCCESSFACTORS INC                      COMMON STOCKS  864596101     3431   116700 SH       SOLE                  116700      0    0
SYNCHRONOSS TECHNOLOGIES INC            COMMON STOCKS  87157b103     3658   115300 SH       SOLE                  115300      0    0
TRINA SOLAR LTD                         SPONSORED ADR  89628E104    10091   450100 SH       SOLE                  450100      0    0
TRUNKBOW INTL HOLDINGS LTD              COMMON STOCKS  89818A102      317   133000 SH       SOLE                  133000      0    0
VERISK ANALYTICS INC                    CL A           92345Y106     7481   216097 SH       SOLE                  216097      0    0
VISTAPRINT                              SHS            N93540107    19097   399100 SH       SOLE                  399100      0    0
WEB COM GROUP INC                       COMMON STOCKS  94733A104     6915   561300 SH       SOLE                  561300      0    0
YANDEX N V CL A                         SHS CLASS A    N97284108     8027   226060 SH       SOLE                  226060      0    0


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